Financial Instruments - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Aug. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loan receivable		$ 19.0		$ 19.0		$ 22.0
Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Convertible loans receivable		32.0		32.0		31.0
Convertible loans receivable | Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Fair value losses recognized in the income statement		1.0	$ 1.0	1.0	$ 1.0
Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivable		22.0		22.0		25.0
Other receivables
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivable		6.0		6.0		18.0
Arduino
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loan receivable		15.9		15.9
Allia Limited | Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivable		$ 3.1		$ 3.1		$ 3.1
Loan term		5 years		5 years		5 years
Cerfe Labs, Inc.
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loan receivable		$ 3.1		$ 3.1
Cerfe Labs, Inc. | Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivable						$ 3.0
Loan term		4 years		4 years		4 years
IoTP
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-cash distribution, disposal of investment	$ 12.0
IoTP | Other receivables
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivable						$ 12.0
Ampere
Financing Receivable, Allowance for Credit Loss [Line Items]
Convertible loans receivable							$ 29.0
Ampere | Convertible loans receivable | Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Fair value losses recognized in the income statement		$ 0.0	$ 0.0	$ 0.0	$ 0.0